Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about hedging instruments
The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2025:

	2026	2027	Total

Forward – fuel oil:
Litres (thousands)	35,777	14,483	50,260
Average strike price	$0.40	$0.37	$0.39

Forward – gas oil:
Litres (thousands)	47,013	21,003	68,016
Average strike price	$0.53	$0.52	$0.53

Disclosure of derivative instruments not designated as hedges
The following is a summary, by maturity dates, of the Company’s gold derivative contracts outstanding as at December 31, 2025:

	2026	2027	Total

Ounces	200,006	16,637	216,643
Average floor price	$2,450	$2,450	$2,450
Average ceiling price	$3,294	$3,294	$3,294